Condensed Consolidated Balance Sheets (Parenthetical) (Unaudited) - USD ($)	Jun. 30, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Rental payable to a related party	$ 77,104	$ 42,223
Common stock, par value	$ 0.002731	$ 0.002731
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	17,806,586	17,806,586
Common stock, shares outstanding	17,806,586	17,806,586